Notes to consolidated statement of cash flows (Changes in group's liabilities from financing activities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans (Note25, 31) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 205,380,764	¥ 132,220,120
(a) Business combination	11,983,707	47,562,251
(b) Changes from financing cash flows:
Proceeds from new bank loans	126,001,437	140,270,455
Repayment of bank loans	(132,293,601)	(113,769,036)
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Capital element of finance lease rentals paid	0	0
Interest element of finance lease rentals paid	0	0
Interest paid	0	0
Others	(20,466)	(3,135)
(c) Exchange adjustments	415,219	82,298
(d) Changes in fair value	0	0
(e) Other changes:
New finance leases	0	0
Interest expenses	0	0
Accrued cumulative distribution of other equity instrument investment	0
Capitalised borrowing costs	0	0
Transfer to group held for sale	(297,400)
Disposal of subsidiaries		(1,166,899)
Others	38,122	184,710
The group's liabilities from financing activities at the end of the year	211,207,782	205,380,764
Bonds (Note26, 30) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	31,059,223	42,788,810
(a) Business combination	0	0
(b) Changes from financing cash flows:
Proceeds from new bank loans	0	0
Repayment of bank loans	0	0
Proceeds from new bonds	54,000,000	38,788,679
Repayment of bonds	(43,500,000)	(50,300,000)
Capital element of finance lease rentals paid	0	0
Interest element of finance lease rentals paid	0	0
Interest paid	(643,356)	(885,000)
Others	(73,562)	(80,643)
(c) Exchange adjustments	0	0
(d) Changes in fair value	0	0
(e) Other changes:
New finance leases	0	0
Interest expenses	686,017	747,377
Accrued cumulative distribution of other equity instrument investment	0
Capitalised borrowing costs	0	0
Transfer to group held for sale	0
Disposal of subsidiaries		0
Others	(8,726)	0
The group's liabilities from financing activities at the end of the year	41,519,596	31,059,223
Accrued interests (Note 28) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	947,302	676,462
(a) Business combination	16,798	85,380
(b) Changes from financing cash flows:
Proceeds from new bank loans	0	0
Repayment of bank loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Capital element of finance lease rentals paid	0	0
Interest element of finance lease rentals paid	0	0
Interest paid	(10,011,011)	(9,195,102)
Others	0	0
(c) Exchange adjustments	2,959	2,095
(d) Changes in fair value	0	0
(e) Other changes:
New finance leases	0	0
Interest expenses	9,701,316	8,902,402
Accrued cumulative distribution of other equity instrument investment	0
Capitalised borrowing costs	495,818	476,065
Transfer to group held for sale	(415)
Disposal of subsidiaries		0
Others	0	0
The group's liabilities from financing activities at the end of the year	1,152,767	947,302
Cumulative distribution of other equity instrument investments (Note 24) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	0
(a) Business combination	0
(b) Changes from financing cash flows:
Proceeds from new bank loans	0
Repayment of bank loans	0
Proceeds from new bonds	0
Repayment of bonds	0
Capital element of finance lease rentals paid	0
Interest element of finance lease rentals paid	0
Interest paid	(333,504)
Others	0
(c) Exchange adjustments	0
(d) Changes in fair value	0
(e) Other changes:
New finance leases	0
Interest expenses	0
Accrued cumulative distribution of other equity instrument investment	342,350
Capitalised borrowing costs	0
Transfer to group held for sale	0
Others	0
The group's liabilities from financing activities at the end of the year	8,846	0
Finance leases payables (Note 27) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,600,106	1,088,846
(a) Business combination	249,161	521,083
(b) Changes from financing cash flows:
Proceeds from new bank loans	0	0
Repayment of bank loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Capital element of finance lease rentals paid	(549,169)	(636,145)
Interest element of finance lease rentals paid	(87,857)	(58,874)
Interest paid	0	0
Others	0	0
(c) Exchange adjustments	(242)	235
(d) Changes in fair value	0	0
(e) Other changes:
New finance leases	34,911	659,895
Interest expenses	99,079	99,225
Accrued cumulative distribution of other equity instrument investment	0
Capitalised borrowing costs	0	0
Transfer to group held for sale	0
Disposal of subsidiaries		0
Others	96,185	(74,159)
The group's liabilities from financing activities at the end of the year	1,442,174	1,600,106
Interest rate swaps contracts (liabilities) (Note 14) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	130,643	169,201
(a) Business combination	0	0
(b) Changes from financing cash flows:
Proceeds from new bank loans	0	0
Repayment of bank loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Capital element of finance lease rentals paid	0	0
Interest element of finance lease rentals paid	0	0
Interest paid	0	0
Others	0	0
(c) Exchange adjustments	0	0
(d) Changes in fair value	18,474	(38,558)
(e) Other changes:
New finance leases	0	0
Interest expenses	0	0
Accrued cumulative distribution of other equity instrument investment	0
Capitalised borrowing costs	0	0
Transfer to group held for sale	0
Disposal of subsidiaries		0
Others	0	0
The group's liabilities from financing activities at the end of the year	¥ 149,117	¥ 130,643